Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2022
Investments In Associates And Joint Ventures
Investments in associates and joint ventures

Note 11 - Investments in associates and joint ventures

a) Non-material individual investments of ITAÚ UNIBANCO HOLDING

	12/31/2022	01/01 to 12/31/2022
	Investment	Equity in earnings	Other comprehensive income	Total Income
Associates (1)	7,187	736	(15)	721
Joint ventures (2)	256	(64)	-	(64)
Total	7,443	672	(15)	657

	12/31/2021	01/01 to 12/31/2021			01/01 to 12/31/2020
	Investment	Equity in earnings	Other comprehensive income	Total Income	Equity in earnings
Associates (1)	5,891	1,238	(60)	1,178	1,556
Joint ventures (2)	230	(74)	-	(74)	(157)
Total	6,121	1,164	(60)	1,104	1,399
1) At 12/31/2022, this includes interest in total capital and voting capital of the following companies: Pravaler S.A. (51.94% total capital and 41.97% voting capital; 52.64% total capital and 42.37% voting capital at 12/31/2021); Porto Seguro Itaú Unibanco Participações S.A. (42.93% total and voting capital; 42.93% at 12/31/2021); BSF Holding S.A. (49% total and voting capital; 49% at 12/31/2021); Gestora de Inteligência de Crédito S.A (15.71% total capital and 16% voting capital; 19.64% total and 20% voting capital at 12/31/2021); Compañia Uruguaya de Medios de Procesamiento S.A. (31.42% total and voting capital; 29.24% at 12/31/2021); Rias Redbanc S.A. (25% total and voting capital; 25% at 12/31/2021); Kinea Private Equity Investimentos S.A. (80% total capital and 49% voting capital; 80% total capital and 49% voting capital at 12/31/2021) and Tecnologia Bancária S.A. (28.05% total capital and 28.95% voting capital; 28.05% total capital and 28.95% voting capital at 12/31/2021). At 05/31/2021 occurred the spin-off of the investment in XP Inc. (Note 3).
2) At 12/31/2022, this includes interest in total and voting capital of the following companies: Olímpia Promoção e Serviços S.A. (50% total and voting capital; 50% at 12/31/2021); ConectCar Soluções de Mobilidade Eletrônica S.A. (50% total and voting capital; 50% at 12/31/2021) and includes result not arising from subsidiaries' net income.